Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 26, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Accrual For Product Warranties
The following table provides the changes in the Company’s accrual for product warranties, which is classified as a component of accrued liabilities in the condensed consolidated balance sheets.

	For the thirteen weeks ended		For the thirty-nine weeks ended
	September 26, 2021	September 27, 2020	September 26, 2021	September 27, 2020
Beginning balance	$2,928	$2,962	$3,989	$3,454
Accrued for current year warranty claims	2,027	3,710	5,462	7,637
Settlement of warranty claims	(2,310)	(3,176)	(6,806)	(7,595)

Ending balance	$2,645	$3,496	$2,645	$3,496

The following table provides the changes in the Company’s accrual for product warranties which is classified as a component of accrued liabilities in the consolidated balance sheets.

	2020	2019
Beginning balance	$3,454	$2,584
Accrued for current year warranty claims	11,251	8,485
Settlement of warranty claims	(10,716)	(7,615)

Ending balance	$3,989	$3,454